Fair Value of Financial Instruments (Details 1) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	$ 10,008
Fair value of senior secured convertible notes issued	1,803
Fair value of warrants issued with senior secured convertible notes	1,530
Change in fair value	(1,505)
Balance at end	$ 11,836